Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 01, 2021	Dec. 31, 2020	Feb. 01, 2020	Dec. 31, 2019
Shareholder's Equity
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		15		15
Preferred stock, shares outstanding		15		15
Preferred stock, liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.5
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	18,128	5,527,380	16,267	5,449,857
Treasury stock (in shares)		210,101		210,101